Stock Options (Details) - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Stock Options
Number of stock option at beginning	3,720,000	650,000
Exercise price at beginning	$ 0.19	$ 0.44
Number of stock option, Granted to employees	3,085,000	3,575,000
Exercise price of stock option, Granted to employees	$ 0.20	$ 0.15
Number of stock option, Forfeitures by service provider	(65,000)	(150,000)
Exercise price of stock option, Forfeitures by service provider	$ 0.15	$ 0.44
Number of stock option, Forfeitures by employees	(965,000)	(355,000)
Exercise price of stock option, Forfeitures by employees	$ 0.15	$ 0.15
Number of stock option, Forfeitures by employees	(10,000)
Exercise price of stock option, Forfeitures by employees	$ 0.22
Number of stock option at ending	5,765,000	3,720,000
Exercise price at ending	$ 0.20	$ 0.19